Net Loss Per Common Share - Schedule of Earnings Per Share, Basic and Diluted (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Net Loss/Income	$ (269,935)	$ (19,144)	$ (511,846)	$ (55,107)	$ (69,459)	$ (56,945)
Weighted average shares outstanding, basic (in shares)	69,405,000	58,398,000	62,978,000	58,338,000	88,181,000	87,459,000
Weighted average shares outstanding, diluted (in shares)	69,405,000	58,398,000	62,978,000	58,338,000	88,181,000	87,459,000
Basic net loss per share (in USD per share)	$ (3.89)	$ (0.33)	$ (8.13)	$ (0.94)	$ (0.79)	$ (0.65)
Diluted net loss per share (in USD per share)	$ (3.89)	$ (0.33)	$ (8.13)	$ (0.94)	$ (0.79)	$ (0.65)
Common stock options					49,157,000	64,357,000
Warrants	39,859,000		39,859,000		1,433
Dilutive Common Stock Equivalents Outstanding	135,441,000	113,822,000	135,441,000	113,822,000	170,612,000	161,008,000
Redeemable Convertible Preferred Stock [Member]
Redeemable convertible preferred stock	14,216,000	62,240,000	14,216,000	62,240,000	93,963,000	93,963,000
Common Stock Options [Member]
Common stock options	55,990,000	49,922,000	55,990,000	49,922,000	74,211,000	64,357,000
Redeemable Convertible Preferred Stock Warrants [Member]
Warrants	0	1,305,000	0	1,305,000	1,969,000	1,969,000
Common Stock Warrants [Member]
Warrants	65,235,000	355,000	65,235,000	355,000	469,000	719,000